Segment Information (Tables)	3 Months Ended
Sep. 27, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Three Months Ended
	September 27, 2014
	Net Sales	Operating Income (Loss)	Amortization of Intangibles	Total Assets
Consumer Healthcare	$493.3	$65.3	$8.6	$3,828.0
Nutritionals	125.3	8.6	7.2	1,072.6
Rx Pharmaceuticals	194.5	64.7	17.0	2,509.1
API	24.8	7.1	0.5	251.2
Specialty Sciences	91.9	14.9	72.8	6,023.0
Other	21.7	0.9	0.4	97.1
Unallocated expenses	—	(24.3)	—	—
Total	$951.5	$137.2	$106.5	$13,781.0

	Three Months Ended
	September 28, 2013
	Net Sales	Operating Income (Loss)	Amortization of Intangibles	Total Assets
Consumer Healthcare	$538.5	$89.9	$5.3	$2,508.6
Nutritionals	129.0	7.7	7.4	930.7
Rx Pharmaceuticals	203.6	83.1	16.2	1,669.0
API	43.2	22.4	0.5	295.2
Specialty Sciences	—	—	—	—
Other	19.1	1.2	0.4	105.3
Unallocated expenses	—	(24.6)	—	—
Total	$933.4	$179.7	$29.8	$5,508.8